GENERAL	12 Months Ended
Dec. 31, 2018
Disclosure of general [Abstract]
GENERAL
Note 1: -	General

a.	General description of the Company and its activity

Kamada Ltd. ("the Company") a plasma-derived protein therapeutics company focused on orphan indications, has a commercial product portfolio and a late-stage product pipeline. The Company uses its proprietary platform technology and know-how for the extraction and purification of proteins from human plasma to produce Alpha-1 Antitrypsin (AAT) in a high purity, liquid form, as well as other plasma-derived proteins. The Company's flagship product is "GLASSIA®" Kamada markets GLASSIA in the U.S. through a strategic partnership with Shire plc, now part of Takeda, and in other counties through local distributors. In addition, the Company’s rabies immune globulin (Human) product received FDA approval for Post-Exposure Prophylaxis against rabies infection in August 2017 and was launched in the US in April 2018 under the brand name KEDRAB® and through a collaboration agreement with Kedrion Biophamra. Kamada has a product line consisting of six other products which are marketed in more than 15 countries, including Israel, Russia, Brazil, India and other countries in Latin America and Asia.

The Company's activity is divided into two operating segments:

Proprietary Products	Develop and manufacture plasma-derived therapeutics and market them in more than 15 countries.
Distribution	Distribute imported drugs in Israel, which are manufactured by third parties, majority of which are produced from plasma or its derivative products.

The Company's securities are listed for trading on the Tel Aviv stock exchange and  on the NASDAQ.

b.
The Company has two wholly-owned subsidiaries – Kamada Inc which is not active and Kamada Biopharma Limited. In addition the Company owns 74% of Kamada Assets Ltd ("Kamada Assets"). See note 26 with respect to a new wholly owned subsidiary establish post December 31, 2018.

c.	Definitions

In these Financial Statements –

The Company	-	Kamada Ltd.
The Group	-	The Company and its subsidiaries.
Subsidiary	-	A company which the Company has a control over (as defined in IFRS 10) and whose financial statements are consolidated with the Company's Financial Statements.
Related parties	-	As defined in IAS 24.
USD/$	-	U.S. dollar.
NIS	-	New Israeli Shekel